RETIREMENT BENEFIT PLANS - Disclosure of Movements in Present Value of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) beginning balance	£ 657
Current service cost paid by Santander UK plc	13	£ 13	£ 30
Interest cost	(34)	(54)	(30)
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions	(113)	(51)	(122)
– Experience adjustments	84	91	481
Changes in financial assumptions	(786)	206	(5,164)
Net defined benefit liability (asset) ending balance	416	657
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) beginning balance	(8,201)	(7,933)
Interest cost	(371)	(379)
Employer salary sacrifice contributions	(4)	(1)
Past service cost	0	(1)
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions	113	51
– Experience adjustments	(84)	(91)
Changes in financial assumptions	786	(206)
Benefits paid	394	372
Net defined benefit liability (asset) ending balance	(7,380)	(8,201)	£ (7,933)
Present value of defined benefit obligations | Santander UK plc
Disclosure of net defined benefit liability (asset) [line items]
Current service cost paid by Santander UK plc	£ (13)	£ (13)